UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Strategic Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 104.3%
Consumer Discretionary 18.8%
313 Group, Inc., 144A, 6.375%, 12/1/2019		75,000	73,125
AMC Entertainment, Inc., 8.75%, 6/1/2019		200,000	219,250
AMC Networks, Inc., 7.75%, 7/15/2021		35,000	39,725
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	56,581
8.375%, 11/15/2020		80,000	89,200
AutoNation, Inc., 6.75%, 4/15/2018		100,000	114,250
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	103,787
9.625%, 3/15/2018		45,000	49,725
BC Mountain LLC, 144A, 7.0%, 2/1/2021		70,000	72,100
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	168,175
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		185,000	202,575
Cablevision Systems Corp., 8.0%, 4/15/2020		25,000	27,750
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		155,000	151,125
10.0%, 12/15/2018		80,000	52,800
11.25%, 6/1/2017		470,000	499,962
CCO Holdings LLC:
5.25%, 9/30/2022		535,000	526,306
6.5%, 4/30/2021		1,115,000	1,187,475
6.625%, 1/31/2022		175,000	189,437
7.0%, 1/15/2019		45,000	48,488
7.25%, 10/30/2017		425,000	459,000
7.375%, 6/1/2020		20,000	22,125
8.125%, 4/30/2020		25,000	27,844
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		45,000	45,563
Cequel Communications Holdings I LLC:
144A, 6.375%, 9/15/2020		430,000	444,512
144A, 8.625%, 11/15/2017		655,000	700,850
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		30,000	28,950
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		50,000	49,875
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		95,000	99,275
Series B, 144A, 6.5%, 11/15/2022		135,000	142,087
Series A, 7.625%, 3/15/2020		20,000	20,500
Series B, 7.625%, 3/15/2020		230,000	238,050
Crown Media Holdings, Inc., 10.5%, 7/15/2019		60,000	67,650
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		70,000	70,175
Delphi Corp., 5.0%, 2/15/2023		105,000	109,331
DISH DBS Corp.:
4.625%, 7/15/2017		400,000	414,000
6.75%, 6/1/2021		30,000	33,375
7.125%, 2/1/2016		90,000	100,125
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		70,000	44
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		75,000	76,125
Harron Communications LP, 144A, 9.125%, 4/1/2020		110,000	121,000
Hertz Corp.:
6.75%, 4/15/2019		30,000	32,325
144A, 6.75%, 4/15/2019		90,000	96,975
7.5%, 10/15/2018		320,000	349,600
Isle of Capri Casinos, Inc., 144A, 5.875%, 3/15/2021		55,000	54,725
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		45,000	46,125
Lear Corp., 8.125%, 3/15/2020		32,000	35,680
Libbey Glass, Inc., 6.875%, 5/15/2020		50,000	53,625
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	74,994
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		105,000	115,106
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		155,000	157,325
Mediacom LLC:
7.25%, 2/15/2022		45,000	48,713
9.125%, 8/15/2019		140,000	155,400
MGM Resorts International:
6.625%, 12/15/2021		230,000	238,050
144A, 6.75%, 10/1/2020		35,000	36,663
7.5%, 6/1/2016		40,000	44,050
7.625%, 1/15/2017		100,000	110,250
8.625%, 2/1/2019		340,000	390,150
10.0%, 11/1/2016		40,000	47,600
National CineMedia LLC:
6.0%, 4/15/2022		85,000	91,162
7.875%, 7/15/2021		100,000	111,500
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	178,925
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	79,688
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		115,000	120,319
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	66,150
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		20,000	20,600
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		80,000	81,800
Regal Entertainment Group:
5.75%, 2/1/2025		20,000	19,600
9.125%, 8/15/2018		65,000	72,963
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	86,700
144A, 7.804%, 10/1/2020		130,000	135,915
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		335,000	374,362
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	104,500
Sotheby's, 144A, 5.25%, 10/1/2022		75,000	75,750
Starz LLC, 144A, 5.0%, 9/15/2019		60,000	61,350
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	71,050
UCI International, Inc., 8.625%, 2/15/2019		45,000	46,013
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		300,000	303,000
144A, 7.5%, 3/15/2019		150,000	163,500
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	231,134
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	21,500
144A, 7.875%, 11/1/2020		50,000	55,313
144A, 8.5%, 5/15/2021		30,000	32,738
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	165,000	235,072
144A, 9.75%, 4/15/2018	EUR	180,000	247,924
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		80,000	87,900
Visant Corp., 10.0%, 10/1/2017		80,000	72,200
Visteon Corp., 6.75%, 4/15/2019		144,000	153,360
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		65,000	70,200

			12,701,836
Consumer Staples 2.5%
Alliance One International, Inc., 10.0%, 7/15/2016		55,000	58,094
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		35,000	35,613
Constellation Brands, Inc.:
6.0%, 5/1/2022		40,000	43,700
7.25%, 9/1/2016		325,000	368,469
Darling International, Inc., 8.5%, 12/15/2018		165,000	187,687
Del Monte Corp., 7.625%, 2/15/2019		155,000	160,812
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	36,531
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	97,875
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		65,000	70,038
NBTY, Inc., 9.0%, 10/1/2018		50,000	55,938
Pilgrim's Pride Corp., 7.875%, 12/15/2018		60,000	64,050
Smithfield Foods, Inc.:
6.625%, 8/15/2022		95,000	103,312
7.75%, 7/1/2017		150,000	172,500
Tops Holding Corp., 144A, 8.875%, 12/15/2017		40,000	43,300
TreeHouse Foods, Inc., 7.75%, 3/1/2018		100,000	108,125
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		80,000	83,800

			1,689,844
Energy 12.9%
Access Midstream Partners LP:
4.875%, 5/15/2023		95,000	94,050
6.125%, 7/15/2022		135,000	144,787
Arch Coal, Inc.:
7.0%, 6/15/2019		45,000	38,813
7.25%, 10/1/2020		40,000	34,300
Berry Petroleum Co.:
6.375%, 9/15/2022		75,000	79,125
6.75%, 11/1/2020		165,000	175,725
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		75,000	79,688
8.625%, 10/15/2020		40,000	44,000
Chaparral Energy, Inc.:
7.625%, 11/15/2022		25,000	27,125
144A, 7.625%, 11/15/2022		45,000	48,375
Chesapeake Energy Corp.:
7.25%, 12/15/2018		535,000	604,550
9.5%, 2/15/2015		160,000	180,800
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		85,000	87,763
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	114,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		45,000	48,038
8.5%, 12/15/2019		20,000	21,600
Continental Resources, Inc.:
5.0%, 9/15/2022		65,000	69,875
7.125%, 4/1/2021		60,000	68,100
7.375%, 10/1/2020		65,000	73,288
8.25%, 10/1/2019		30,000	33,525
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		225,000	234,562
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		40,000	42,200
8.875%, 2/15/2018		115,000	123,912
Denbury Resources, Inc., 4.625%, 7/15/2023		185,000	181,531
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		155,000	164,300
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		125,000	129,375
El Paso LLC, 7.25%, 6/1/2018		105,000	120,165
EP Energy LLC:
6.875%, 5/1/2019		140,000	152,600
7.75%, 9/1/2022		35,000	37,888
9.375%, 5/1/2020		30,000	34,200
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		165,000	167,887
EV Energy Partners LP, 8.0%, 4/15/2019		340,000	356,150
Frontier Oil Corp., 6.875%, 11/15/2018		70,000	75,425
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	100,100
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		150,000	161,250
144A, 9.75%, 7/15/2020		60,000	66,225
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		45,000	48,150
8.25%, 3/15/2018		110,000	119,350
HollyFrontier Corp., 9.875%, 6/15/2017		165,000	176,137
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		90,000	93,150
Linn Energy LLC:
144A, 6.25%, 11/1/2019		225,000	229,500
6.5%, 5/15/2019		50,000	51,750
MarkWest Energy Partners LP, 5.5%, 2/15/2023		40,000	42,000
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		205,000	212,175
144A, 6.5%, 3/15/2021		85,000	89,675
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		45,000	49,388
Newfield Exploration Co., 5.75%, 1/30/2022		80,000	86,000
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		210,000	219,450
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	70,200
6.875%, 1/15/2023		40,000	43,800
7.25%, 2/1/2019		265,000	286,200
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019		110,000	113,438
11.5%, 8/1/2015		14,000	15,260
Plains Exploration & Production Co.:
6.125%, 6/15/2019		90,000	99,450
6.75%, 2/1/2022		205,000	232,675
6.875%, 2/15/2023		195,000	224,737
7.625%, 6/1/2018		125,000	131,250
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	155,775
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		100,000	103,250
SandRidge Energy, Inc., 7.5%, 3/15/2021		135,000	141,075
SESI LLC:
6.375%, 5/1/2019		90,000	96,525
7.125%, 12/15/2021		275,000	304,562
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		55,000	58,713
Swift Energy Co.:
7.875%, 3/1/2022		170,000	177,225
144A, 7.875%, 3/1/2022		100,000	104,250
Talos Production LLC, 144A, 9.75%, 2/15/2018		145,000	144,275
Tesoro Corp.:
4.25%, 10/1/2017		85,000	88,400
5.375%, 10/1/2022		60,000	62,400
Venoco, Inc., 8.875%, 2/15/2019		110,000	105,875
WPX Energy, Inc., 5.25%, 1/15/2017		295,000	306,800

			8,698,157
Financials 18.8%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		270,000	286,200
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	136,663
Ally Financial, Inc.:
4.625%, 6/26/2015		365,000	383,706
5.5%, 2/15/2017		655,000	710,134
6.25%, 12/1/2017		195,000	217,768
8.0%, 3/15/2020		235,000	288,462
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		40,000	41,550
AmeriGas Finance LLC:
6.75%, 5/20/2020		45,000	48,488
7.0%, 5/20/2022		45,000	48,600
Antero Resources Finance Corp.:
7.25%, 8/1/2019		110,000	118,800
9.375%, 12/1/2017		150,000	163,500
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	129,300
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		125,000	125,625
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		125,240	131,502
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		380,000	404,510
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		75,000	79,500
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		95,000	93,813
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		290,000	305,950
Case New Holland, Inc., 7.875%, 12/1/2017		225,000	264,094
CIT Group, Inc.:
4.25%, 8/15/2017		515,000	533,025
5.0%, 5/15/2017		80,000	85,100
5.25%, 3/15/2018		220,000	236,500
CNH Capital LLC, 3.875%, 11/1/2015		140,000	143,850
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		130,000	141,212
E*TRADE Financial Corp.:
6.375%, 11/15/2019		110,000	114,675
6.75%, 6/1/2016		145,000	154,787
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	166,687
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		200,000	220,698
6.625%, 8/15/2017		125,000	145,975
8.125%, 1/15/2020		365,000	459,833
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		90,000	97,425
144A, 5.875%, 1/31/2022		75,000	82,313
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		70,000	76,300
144A, 6.5%, 9/15/2018		45,000	50,850
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	97,538
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	109,187	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		40,000	39,400
8.875%, 2/1/2018		250,000	251,250
International Lease Finance Corp.:
5.75%, 5/15/2016		545,000	586,082
6.25%, 5/15/2019		125,000	136,899
8.625%, 9/15/2015		80,000	91,000
8.625%, 1/15/2022		125,000	158,750
8.75%, 3/15/2017		360,000	424,350
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		490,000	481,518
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	182,105
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		145,000	152,250
8.125%, 7/1/2019		80,000	87,200
8.625%, 7/15/2020		65,000	72,150
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		70,000	74,638
(REIT), 6.875%, 5/1/2021		110,000	118,663
National Money Mart Co., 10.375%, 12/15/2016		120,000	132,600
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		65,000	67,925
144A, 5.875%, 3/15/2022		110,000	115,500
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		60,000	59,250
NII Capital Corp., 7.625%, 4/1/2021		55,000	38,500
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		185,000	197,950
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		155,000	160,037
6.875%, 2/15/2021		205,000	218,837
7.125%, 4/15/2019		540,000	579,825
8.25%, 2/15/2021		100,000	103,250
8.5%, 5/15/2018		100,000	105,250
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		200,000	226,500
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		45,000	45,900
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		65,000	67,031
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	107,375
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		95,000	94,406
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		365,000	391,462
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	162,375
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		160,000	170,800
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		40,000	41,400

			12,727,361
Health Care 9.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		200,000	214,500
Biomet, Inc.:
144A, 6.5%, 8/1/2020		135,000	142,762
144A, 6.5%, 10/1/2020		40,000	41,200
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,440,000	1,513,800
7.125%, 7/15/2020		750,000	808,125
HCA Holdings, Inc., 7.75%, 5/15/2021		215,000	237,037
HCA, Inc.:
5.875%, 3/15/2022		120,000	129,300
6.5%, 2/15/2020		675,000	756,000
7.5%, 2/15/2022		335,000	385,250
7.875%, 2/15/2020		1,120,000	1,241,800
8.5%, 4/15/2019		70,000	77,525
9.875%, 2/15/2017		88,000	92,400
Hologic, Inc., 144A, 6.25%, 8/1/2020		80,000	84,400
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	104,000
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		65,000	73,288
STHI Holding Corp., 144A, 8.0%, 3/15/2018		65,000	71,013
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		20,000	19,725
6.25%, 11/1/2018		415,000	459,612
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		150,000	162,000

			6,613,737
Industrials 6.8%
Accuride Corp., 9.5%, 8/1/2018		80,000	78,400
Air Lease Corp.:
4.75%, 3/1/2020		110,000	109,450
5.625%, 4/1/2017		175,000	185,500
BE Aerospace, Inc., 6.875%, 10/1/2020		65,000	71,988
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	138,375
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		175,000	177,625
144A, 7.75%, 3/15/2020		465,000	528,937
Briggs & Stratton Corp., 6.875%, 12/15/2020		60,000	67,800
Casella Waste Systems, Inc., 7.75%, 2/15/2019		210,000	201,075
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		100,000	101,500
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		55,000	54,588
Ducommun, Inc., 9.75%, 7/15/2018		70,000	76,650
DynCorp International, Inc., 10.375%, 7/1/2017		170,000	168,512
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	43,050
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		80,000	82,600
6.75%, 10/1/2020		295,000	313,437
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	69,550
GenCorp, Inc., 144A, 7.125%, 3/15/2021		280,000	291,200
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		105,000	114,384
7.125%, 3/15/2021		20,000	21,800
Interline Brands, Inc., 7.5%, 11/15/2018		105,000	113,663
Iron Mountain, Inc., 5.75%, 8/15/2024		90,000	89,775
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		155,000	161,200
Meritor, Inc.:
8.125%, 9/15/2015		10,000	10,563
10.625%, 3/15/2018		60,000	64,200
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		140,000	121,100
8.875%, 11/1/2017		45,000	45,788
Navios South American Logistics, Inc., 9.25%, 4/15/2019		55,000	57,750
Nortek, Inc., 8.5%, 4/15/2021		85,000	93,713
Ply Gem Industries, Inc., 9.375%, 4/15/2017		35,000	37,844
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		95,000	100,938
7.5%, 10/1/2017		55,000	58,300
Titan International, Inc., 7.875%, 10/1/2017		185,000	198,412
TransDigm, Inc., 7.75%, 12/15/2018		135,000	148,162
United Rentals North America, Inc.:
5.75%, 7/15/2018		150,000	161,437
6.125%, 6/15/2023		10,000	10,500
7.375%, 5/15/2020		120,000	131,400
7.625%, 4/15/2022		120,000	132,900

			4,634,066
Information Technology 4.4%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	98,562
Avaya, Inc., 144A, 7.0%, 4/1/2019		310,000	296,050
CDW LLC, 8.5%, 4/1/2019		165,000	181,912
CyrusOne LP, 144A, 6.375%, 11/15/2022		40,000	42,100
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	67,350
Equinix, Inc.:
4.875%, 4/1/2020		100,000	101,375
5.375%, 4/1/2023		190,000	190,950
7.0%, 7/15/2021		90,000	98,775
8.125%, 3/1/2018		295,000	326,712
Fidelity National Information Services, Inc., 5.0%, 3/15/2022		45,000	47,700
First Data Corp.:
144A, 6.75%, 11/1/2020		275,000	282,219
144A, 7.375%, 6/15/2019		95,000	99,869
144A, 8.875%, 8/15/2020		170,000	187,850
144A, 11.25%, 1/15/2021		50,000	51,000
Flextronics International Ltd., 144A, 4.625%, 2/15/2020		50,000	50,438
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		270,000	297,000
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		185,000	202,575
7.625%, 6/15/2021		90,000	102,600
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		75,000	73,312
Jabil Circuit, Inc.:
5.625%, 12/15/2020		105,000	111,825
7.75%, 7/15/2016		35,000	40,338

			2,950,512
Materials 11.0%
APERAM, 144A, 7.375%, 4/1/2016		150,000	149,625
Ashland, Inc., 144A, 3.875%, 4/15/2018		190,000	192,850
Axiall Corp., 144A, 4.875%, 5/15/2023		25,000	25,375
Ball Corp., 7.375%, 9/1/2019		45,000	49,838
Berry Plastics Corp.:
5.054% **, 2/15/2015		535,000	535,107
9.5%, 5/15/2018		65,000	72,313
9.75%, 1/15/2021		80,000	92,400
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	151,550
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	91,800
Crown Americas LLC, 6.25%, 2/1/2021		20,000	21,800
CSN Resources SA, 144A, 6.5%, 7/21/2020		590,000	636,315
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		45,000	45,731
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		430,000	413,875
144A, 9.875%, 6/15/2015		40,000	32,800
Exopack Holding Corp., 10.0%, 6/1/2018		90,000	85,725
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		130,000	135,525
144A, 6.875%, 4/1/2022		95,000	101,650
144A, 7.0%, 11/1/2015		135,000	141,412
144A, 8.25%, 11/1/2019		110,000	121,550
Greif, Inc., 7.75%, 8/1/2019		230,000	267,950
Huntsman International LLC:
4.875%, 11/15/2020		85,000	84,150
8.625%, 3/15/2020		120,000	133,800
8.625%, 3/15/2021		50,000	56,500
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		110,000	106,425
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		220,000	234,300
144A, 8.75%, 6/1/2020		125,000	135,937
JMC Steel Group, Inc., 144A, 8.25%, 3/15/2018		65,000	69,063
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	111,750
KGHM International Ltd., 144A, 7.75%, 6/15/2019		250,000	266,250
LyondellBasell Industries NV, 6.0%, 11/15/2021		40,000	47,000
Molycorp, Inc., 144A, 10.0%, 6/1/2020		80,000	77,600
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	100,000	95,305
Novelis, Inc.:
8.375%, 12/15/2017		325,000	355,062
8.75%, 12/15/2020		185,000	207,200
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	102,716
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		145,000	166,750
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	94,275
Polymer Group, Inc., 7.75%, 2/1/2019		110,000	119,075
PolyOne Corp., 144A, 5.25%, 3/15/2023		215,000	217,150
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	104,500
Sealed Air Corp., 7.875%, 6/15/2017		640,000	673,600
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	151,525
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	452,550
Wolverine Tube, Inc., 6.0%, 6/28/2014		14,881	14,881

			7,442,555
Telecommunication Services 14.9%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		555,000	588,300
8.375%, 10/15/2020		365,000	384,163
8.75%, 3/15/2018		320,000	327,200
CPI International, Inc., 8.0%, 2/15/2018		50,000	51,625
Cricket Communications, Inc., 7.75%, 10/15/2020		570,000	581,400
Crown Castle International Corp., 7.125%, 11/1/2019		90,000	98,550
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		200,000	213,300
144A, 10.5%, 4/15/2018		100,000	110,000
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	211,500
144A, 8.25%, 9/1/2017		530,000	559,150
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	80,289	31
Frontier Communications Corp.:
7.125%, 1/15/2023		515,000	529,162
7.875%, 4/15/2015		13,000	14,430
8.25%, 4/15/2017		135,000	154,238
8.5%, 4/15/2020		180,000	202,500
8.75%, 4/15/2022		25,000	28,125
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		435,000	466,537
7.5%, 4/1/2021		420,000	454,650
8.5%, 11/1/2019		220,000	244,750
Intelsat Luxembourg SA:
11.25%, 2/4/2017		340,000	361,250
11.5%, 2/4/2017 (PIK)		793,750	844,352
iPCS, Inc., 2.424% **, 5/1/2013		30,000	29,970
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		10,000	10,800
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	68,006
7.875%, 9/1/2018		155,000	167,206
SBA Communications Corp., 144A, 5.625%, 10/1/2019		75,000	77,250
SBA Telecommunications, Inc., 8.25%, 8/15/2019		26,000	28,730
Sprint Nextel Corp.:
6.0%, 12/1/2016		775,000	837,000
6.0%, 11/15/2022		130,000	131,300
9.125%, 3/1/2017		65,000	76,781
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	27,250
Telesat Canada, 144A, 6.0%, 5/15/2017		900,000	938,250
tw telecom holdings, Inc., 5.375%, 10/1/2022		115,000	119,888
Windstream Corp.:
144A, 6.375%, 8/1/2023		95,000	93,100
7.0%, 3/15/2019		90,000	92,025
7.5%, 6/1/2022		65,000	68,413
7.5%, 4/1/2023		150,000	156,750
7.75%, 10/15/2020		65,000	69,875
7.75%, 10/1/2021		130,000	140,075
7.875%, 11/1/2017		310,000	351,075
8.125%, 9/1/2018		145,000	158,775

			10,067,732
Utilities 4.4%
AES Corp.:
7.75%, 10/15/2015		410,000	459,200
8.0%, 10/15/2017		75,000	86,625
8.0%, 6/1/2020		105,000	122,062
Calpine Corp.:
144A, 7.5%, 2/15/2021		153,000	166,387
144A, 7.875%, 7/31/2020		168,000	185,220
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	749,189
DPL, Inc., 6.5%, 10/15/2016		505,000	530,250
Electricite de France SA, 144A, 5.25%, 1/29/2049		100,000	98,450
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		135,000	91,463
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		30,000	34,050
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		255,000	271,575
144A, 7.25%, 4/1/2016		50,000	56,000
NRG Energy, Inc.:
7.625%, 1/15/2018		75,000	85,969
8.25%, 9/1/2020		25,000	28,281

			2,964,721

Total Corporate Bonds (Cost $66,905,309)			70,490,521
Government & Agency Obligations 17.1%
Other Government Related (b) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	230,500
Sovereign Bonds 16.8%
Dominican Republic, 144A, 7.5%, 5/6/2021		900,000	1,008,900
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	372,588
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	600	129
Republic of Croatia:
144A, 6.25%, 4/27/2017		285,000	307,452
144A, 6.375%, 3/24/2021		950,000	1,042,625
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	370,598
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	114,000
Republic of Hungary:
4.125%, 2/19/2018		440,000	433,400
5.375%, 2/21/2023		680,000	670,650
Republic of Lithuania:
144A, 5.125%, 9/14/2017		355,000	394,050
144A, 7.375%, 2/11/2020		375,000	475,312
Republic of Panama, 9.375%, 1/16/2023		665,000	957,600
Republic of Poland, 5.125%, 4/21/2021		1,050,000	1,215,375
Republic of Serbia, 144A, 7.25%, 9/28/2021		470,000	523,345
Republic of Uruguay, 4.125%, 11/20/2045		205,380	192,030
Republic of Venezuela, 9.25%, 9/15/2027		280,000	287,140
Russian Federation:
144A, 5.0%, 4/29/2020		2,145,000	2,456,025
REG S, 7.5%, 3/31/2030		418,306	520,837

			11,342,056

Total Government & Agency Obligations (Cost $10,168,515)			11,572,556
Loan Participations and Assignments 20.8%
Senior Loans ** 19.5%
Albertson's LLC, Term Loan, 5.75%, 2/25/2016		305,000	308,813
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		204,488	207,810
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		10,589	4,950
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		189,525	191,434
Caesars Entertainment Operating Co., Term Loan B6, 5.452%, 1/26/2018		42,000	38,693
Charter Communications Operating LLC, Term Loan C, 3.46%, 9/6/2016		664,561	668,299
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		355,000	363,247
Clear Channel Communications, Inc., Term Loan B, 3.854%, 1/29/2016		99,771	85,679
Consolidated Precision Products Corp., First Lien Term Loan, 5.75%, 12/20/2019		420,000	423,675
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		1,189,045	1,198,337
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		130,000	133,819
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		383,504	385,661
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/24/2020		15,000	15,103
First Data Corp., Term Loan, 5.202%, 3/24/2017		790,000	792,962
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		930,000	936,687
Kabel Deutschland GmbH, Term Loan F1, 3.5%, 2/1/2019		1,055,000	1,060,465
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		179,627	181,125
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		333,302	334,831
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		268,636	270,716
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/28/2019		324,188	324,591
PETCO Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		145,655	147,036
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		272,217	274,514
Term Loan B2, 4.25%, 8/7/2019		678,300	686,250
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		268,650	271,785
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019		320,000	321,710
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		540,000	546,415
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		550,000	558,709
Tomkins LLC.:
Term Loan B2, 3.75%, 9/29/2016		1,100,726	1,112,652
First Lien Term Loan, 5.0%, 11/9/2018		170,000	172,479
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		545,867	548,938
Univision Communications, Inc., Term Loan, 4.454%, 3/31/2017		155,894	156,421
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		38,341	38,779
Warner Chilcott Corp.:
Term Loan B1, 4.25%, 3/15/2018		124,016	125,434
Term Loan B1, 4.25%, 3/15/2018		47,098	47,636
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		85,261	86,236
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018		135,000	137,025

			13,158,916
Sovereign Loans 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	383,976
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	225,760
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	290,042

			899,778

Total Loan Participations and Assignments (Cost $13,811,410)			14,058,694
Convertible Bonds 0.4%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		65,000	108,185
Industrials 0.0%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026		25,000	23,719
Materials 0.2%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		105,307	124,799

Total Convertible Bonds (Cost $191,448)			256,703
Preferred Securities 0.4%
Financials 0.2%
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (c)		100,000	101,875
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029		175,000	161,000

Total Preferred Securities (Cost $216,529)			262,875
		Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (d) (Cost $4,000)		4	13,910
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		87	566
Trump Entertainment Resorts, Inc.*		8	0
Vertis Holdings, Inc.*		71	0

			566
Industrials 0.0%
Congoleum Corp.*		2,000	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		1,741	792
Wolverine Tube, Inc.*		640	11,597

			12,389

Total Common Stocks (Cost $37,095)			12,955
Preferred Stock 0.2%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $111,350)		120	116,764
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		175	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		9,761	4,353
Hercules Trust II, Expiration Date 3/31/2029*		95	827

			5,180

Total Warrants (Cost $20,980)			5,180
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016		100,000	3,753
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016		200,000	7,105
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016		200,000	6,637

Total Call Options Purchased (Cost $24,460)			17,495
		Shares	Value ($)
Cash Equivalents 2.2%
Central Cash Management Fund, 0.12% (e) (Cost $1,461,109)		1,461,109	1,461,109

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $92,952,205) †	145.4	98,268,762
Notes Payable	(45.9)	(31,000,000)
Other Assets and Liabilities, Net	0.5	304,644

Net Assets	100.0	67,573,406

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	10,589	USD	10,294	4,950
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	80,289	EUR	109,298	31
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	70,000	USD	70,788	44
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	109,187	EUR	32,169	0
					222,549	5,025

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2013.

†
The cost for federal income tax purposes was $93,196,233.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $5,072,529.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,678,731 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $606,202.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	4,000	13,910	0.02

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At February 28, 2013, the Fund had an unfunded loan commitment of $133,714, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Energy Partners LP, Term Delay Draw, 11/13/2017	133,714	135,000	1,286

At February 28, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	200,000	4/20/2016	7,130	(4,579)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	200,000	4/25/2016	7,400	(4,909)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	100,000	5/9/2016	3,400	(2,602)
Total Call Options				17,930	(12,090)

Put Options
Pay Fixed - 1.9% - Receive Floating LIBOR	4/24/2013 4/24/2023	200,000	4/22/2013	2,740	(816)
Total Put Options				2,740	(816)

Total				20,670	(12,906)

(f)	Unrealized appreciation on written options on interest rate swap contracts at February 28, 2013 was $7,764.

At February 28, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	350,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	12,500	(1,742)	14,242
6/21/2010 9/20/2015	425,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	46,027	(9,714)	55,741
12/20/2011 3/20/2017	150,0003	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	20,736	5,127	15,609
9/20/2012 12/20/2017	190,0004	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	24,075	13,576	10,499
12/20/2012 12/20/2017	500,0002	5.0%	Markit Dow Jones CDX North America High Yield Index	15,128	10,517	4,611
Total unrealized appreciation					100,702

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America
3	Credit Suisse
4	UBS AG

As of February 28, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	698,300	USD	919,568	3/15/2013	7,801	Citigroup, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$70,475,640	$14,881	$70,490,521
Government & Agency Obligations	—	11,572,556	—	11,572,556
Loan Participations and Assignments	—	14,058,694	—	14,058,694
Convertible Bonds	—	131,904	124,799	256,703
Preferred Securities	—	262,875	—	262,875
Other Investments	—	—	13,910	13,910
Common Stocks(i)	—	566	12,389	12,955
Preferred Stock	—	116,764	—	116,764
Warrants(i)	—	—	5,180	5,180
Short-Term Investments	1,461,109	—	—	1,461,109
Unfunded Loan Commitment	—	1,286	—	1,286
Derivatives(j)
Purchased Options	—	17,495	—	17,495
Credit Default Swap Contracts	—	100,702	—	100,702
Forward Foreign Currency Exchange Contracts	—	7,801	—	7,801
Total	$1,461,109	$96,746,283	$171,159	$98,378,551

Liabilities
Derivatives(j)
Written Options	$—	$(12,906)	$—	$(12,906)
Total	$—	$(12,906)	$—	$(12,906)

During the period ended February 28, 2013, the amount of transfers between Level 2 and Level 3 was $0.  The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of options purchased, written options, at value, unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$100,702	$—	$—
Foreign Exchange Contracts	$—	$7,801	$—
Interest Rate Contracts	$—	$—	$799

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013